Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Financial Instruments [Abstract]
Schedule Of Carrying Values And Estimated Fair Values Of Senior Notes

	As of December 31,
	2012		2011
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Senior Notes	$351	$365	$200	$197

Schedule Of Debt

	2012	2011
CMM Credit Facility, due March 2017	$127,000	$—
CMLP Credit Facility, due November 2017	206,700	312,500
Senior Notes, due April 2019	350,000	200,000
	683,700	512,500
Plus: Unamortized premium on Senior Notes	1,461	—
Total long-term debt	$685,161	$512,500